Form N-1A Cover	May 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Variable Contracts Funds, Inc.
Entity Central Index Key	0000012601
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	May 01, 2025